UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® New Jersey Municipal Income Fund Fidelity® New Jersey Municipal Income Fund : FNJHX

This annual shareholder report contains information about Fidelity® New Jersey Municipal Income Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Income Fund	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain for the 12 months ending November 30, 2025, bolstered by a late-period rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply and firming demand, as cyclically higher yields attracted the attention of buyers.
•Against this backdrop, an underweight in, and security selection among, bonds backed by the Port Authority of New York and New Jersey contributed to performance versus the Bloomberg New Jersey Enhanced Modified Municipal Bond Index for the fiscal year.
•Selection among bonds backed by the New Jersey Transportation Trust Fund Authority also helped.
•The fund's yield-curve positioning boosted the relative result as well, particularly its underweight in bonds 20 years and longer.
•Pricing factors also contributed to performance versus the state index. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, larger-than-index exposure to certain lower-rated assisted living facilities detracted from relative performance this period.
•Given that yields were elevated and credit spreads were still relatively tight by historical standards, we worked to increase the fund's exposure to higher-quality issuers and raise the fund's bond call protection during the 12-month period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® New Jersey Municipal Income Fund	3.32%	1.54%	2.99%
Bloomberg New Jersey Enhanced Modified Municipal Bond Index	3.03%	1.57%	3.14%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$640,448,074
Number of Holdings	289
Total Advisory Fee	$2,517,722
Portfolio Turnover	12%
What did the Fund invest in?
(as of November 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.3
Transportation	26.8
Education	15.1
Health Care	5.7
Others(Individually Less Than 5%)	10.1
96.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.5
AA - 35.7
A - 45.5
BBB - 9.4
BB - 0.8
Not Rated - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914086.101    416-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Connecticut Municipal Income Fund Fidelity® Connecticut Municipal Income Fund : FICNX

This annual shareholder report contains information about Fidelity® Connecticut Municipal Income Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Connecticut Municipal Income Fund	$ 47	0.46%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain for the 12 months ending November 30, 2025, bolstered by a late-period rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply and firming demand, as cyclically higher yields attracted the attention of buyers.
•Against this backdrop, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the Bloomberg Connecticut 2+ Year Enhanced Municipal Linked 08/01/2018 Index for the fiscal year.
•An underweight in bonds backed by the state of Connecticut also hurt.
•The fund's yield-curve positioning (overweight in longer-term bonds and underweight in shorter-term securities) hindered performance versus the state index as well this period.
•In contrast, pricing factors meaningfully contributed to relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•To a lesser extent, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the index.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning and credit-quality exposure during the 12-month period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Connecticut Municipal Income Fund	3.30%	1.05%	2.22%
Bloomberg Connecticut 2 + Year Enhanced Municipal Bond Index Linked	3.72%	1.07%	2.49%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$329,949,030
Number of Holdings	232
Total Advisory Fee	$1,340,364
Portfolio Turnover	12%
What did the Fund invest in?
(as of November 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	45.8
Health Care	12.3
Education	11.9
Special Tax	11.5
Housing	8.2
Others(Individually Less Than 5%)	1.5
91.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.3
AA - 45.2
A - 20.4
BBB - 11.0
BB - 3.1
Not Rated - 3.2
Short-Term Investments and Net Other Assets (Liabilities) - 8.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914085.101    407-TSRA-0126

Item 2.

Code of Ethics

As of the end of the period, November 30, 2025, Fidelity Court Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Connecticut Municipal Income Fund and Fidelity New Jersey Municipal Income Fund (the “Funds”):

Services Billed by PwC

November 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Income Fund	$46,500	$2,000	$2,400	$800
Fidelity New Jersey Municipal Income Fund	$42,900	$1,900	$2,400	$800

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Income Fund	$45,500	$3,600	$5,500	$1,600
Fidelity New Jersey Municipal Income Fund	$42,100	$3,300	$5,500	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2025A	November 30, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2025A	November 30, 2024A
PwC	$13,761,900	$15,312,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Jersey Municipal Income Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® New Jersey Municipal Income Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Municipal Securities - 96.0%
	Principal Amount (a)	Value ($)
Delaware,New Jersey - 0.8%
Transportation - 0.8%
Delaware River & Bay Auth Series 2022, 5% 1/1/2042	2,075,000	2,248,207
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2041	500,000	558,187
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2042	800,000	885,268
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2043	600,000	657,938
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2044	425,000	461,128
		4,810,728
TOTAL DELAWARE,NEW JERSEY		4,810,728
Guam - 1.0%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2037	1,440,000	1,595,293
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2039	1,000,000	1,094,713
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2040	1,200,000	1,302,901
		3,992,907
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2036	585,000	650,001
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2037	820,000	901,478
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2038	1,010,000	1,103,816
		2,655,295
TOTAL GUAM		6,648,202
New Jersey - 74.7%
Education - 15.1%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	4,650,000	4,820,606
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (b)	3,000,000	3,000,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2027 (b)	2,500,000	2,541,637
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2025 (b)	1,400,000	1,400,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	255,000	258,920
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (b)	2,355,000	2,449,591
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	2,000,000	2,075,925
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2028	700,000	728,116
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (b)	1,000,000	1,031,674
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (b)	1,175,000	1,231,067
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (b)	1,600,000	1,650,678
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (b)	1,000,000	1,047,716
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2026 (b)	325,000	329,996
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2027 (b)	325,000	334,912
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2028 (b)	400,000	419,087
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2029 (b)	1,050,000	1,108,736
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2027 (b)	1,325,000	1,365,412
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2028 (b)	1,450,000	1,519,189
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2029 (b)	1,415,000	1,494,153
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2025 (b)	575,000	575,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2026 (b)	1,275,000	1,294,599
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2025 (b)	1,850,000	1,850,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (b)	7,000,000	7,107,601
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2028 (b)	1,900,000	1,990,661
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2029 (b)	1,900,000	2,006,283
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2030 (b)	1,875,000	2,005,407
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2031 (b)	1,270,000	1,371,875
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	400,000	458,491
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2038 (Assured Guaranty Inc Insured)	350,000	398,615
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2039 (Assured Guaranty Inc Insured)	550,000	622,701
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2040 (Assured Guaranty Inc Insured)	235,000	264,732
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	325,000	362,102
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2042 (Assured Guaranty Inc Insured)	250,000	275,343
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2030 (Assured Guaranty Inc Insured)	1,500,000	1,545,291
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,545,217
New Jersey Educational Facilities Authority (Ramapo College, NJ Proj.) 5% 7/1/2031	3,000,000	3,004,709
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 4% 7/1/2050	3,000,000	2,663,161
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2032	420,000	454,678
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2033	675,000	728,201
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2034	540,000	580,223
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2035	570,000	610,272
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	1,095,000	1,167,050
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2037	1,095,000	1,161,132
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	985,000	1,036,953
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	1,040,000	1,090,728
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2040	5,435,000	5,665,267
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2045	3,500,000	3,563,530
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2026	945,000	954,819
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2029	865,000	890,962
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2027	2,875,000	2,907,558
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,000,000	1,008,926
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	600,000	605,054
New Jersey Educational Facilities Authority (William Paterson College, NJ Proj.) 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	3,335,000	3,373,336
New Jersey Institute of Technology/NJ 5% 7/1/2031	375,000	402,979
New Jersey Institute of Technology/NJ 5% 7/1/2032	375,000	401,584
New Jersey Institute of Technology/NJ 5% 7/1/2033	170,000	181,570
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2050 (Build America Mutual Assurance Co Insured)	1,500,000	1,628,351
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,500,000	1,621,008
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	1,200,000	1,216,369
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,445,000	1,498,599
New Jersey St Edl Facs Auth Rev (Montclair State University Inc Proj.) Series 2024A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	1,400,000	1,495,237
New Jersey St Edl Facs Auth Rev (Trustees of Princeton University/The Proj.) Series 2021C, 2% 3/1/2036	2,000,000	1,713,903
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 4.25% 7/1/2033	515,000	527,797
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.25% 7/1/2043	670,000	688,664
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.375% 7/1/2053	1,000,000	1,019,967
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.5% 7/1/2058	635,000	649,943
		96,993,863
Electric Utilities - 0.8%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	5,000,000	5,059,523
General Obligations - 37.8%
Audubon NJ Sch Dist Series 2022, 2.75% 8/15/2033 (Assured Guaranty Inc Insured)	1,160,000	1,093,574
Berkely Township NJ Gen. Oblig. 3.25% 8/15/2035	1,255,000	1,244,935
Brigantine NJ Gen. Oblig. 2% 9/15/2036	1,945,000	1,668,095
County of Bergen NJ Gen. Oblig. Series 2021 ABC, 2% 6/1/2028	285,000	275,388
Englewood NJ Gen. Oblig. 2% 2/1/2029	560,000	530,759
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2031	995,000	921,881
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2032	2,760,000	2,515,118
Hanover Park NJ Regl High Sch Dist 3.5% 3/15/2031	1,120,000	1,143,198
Hillsborough Twp NJ Sch Dist 2% 7/15/2040	1,240,000	898,730
Howell Twp NJ Gen. Oblig. 2% 10/1/2031	1,000,000	907,829
Hudson Cnty NJ Gen. Oblig. Series 2020, 3% 11/15/2032	485,000	484,886
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 3% 10/1/2036	2,950,000	2,815,064
Jersey City NJ Gen. Oblig. Series 2022A, 3% 2/15/2037	1,000,000	948,910
Lyndhurst Twp NJ Gen. Oblig. Series 2021, 2% 3/1/2035	2,850,000	2,397,954
Mercer Cnty NJ Gen. Oblig. Series 2021, 0.05% 2/15/2031	1,250,000	1,021,843
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	2,280,000	2,182,377
Millburn Twp NJ Brd Ed 1% 8/15/2027	1,430,000	1,378,828
Millburn Twp NJ Brd Ed 1% 8/15/2028	1,100,000	1,041,721
Monmouth Cnty NJ Impt Auth Rev Series 2021 A, 3% 3/1/2033 (County of Monmouth NJ Guaranteed)	385,000	387,836
Montclair Twp NJ Brd Ed 3.25% 1/15/2038 (Build America Mutual Assurance Co Insured)	1,825,000	1,751,433
Morris Cnty NJ Gen. Oblig. Series 2021, 2% 2/1/2029	1,085,000	1,035,220
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,255,000	1,208,462
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,250,000	1,181,236
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,000,000	919,653
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	5,000,000	5,344,396
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	1,725,000	1,970,109
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,570,000	1,797,163
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2038	3,000,000	3,407,076
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2039	3,000,000	3,379,438
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2031	2,555,000	2,667,002
New Jersey St 2% 6/1/2027	2,000,000	1,968,345
New Jersey St Gen. Oblig. 2% 6/1/2026	6,300,000	6,264,265
New Jersey St Gen. Oblig. 2% 6/1/2029	3,110,000	2,975,888
New Jersey St Gen. Oblig. 2.25% 6/1/2034	540,000	485,950
New Jersey St Gen. Oblig. 3% 6/1/2032	4,240,000	4,283,912
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (d)	10,000,000	9,703,297
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (d)	3,000,000	2,823,456
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (d)	14,795,000	12,688,159
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	8,905,000	7,392,394
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (d)	355,000	283,824
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (d)	1,135,000	871,520
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (d)	4,930,000	3,818,628
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	10,775,000	7,948,109
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	5,800,000	4,316,537
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (d)	25,000,000	16,832,733
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (d)	13,900,000	8,475,643
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (d)	250,000	152,439
New Jersey Trans Trust Fund Auth 3% 6/15/2050	7,500,000	5,657,814
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,300,000	3,954,509
New Jersey Trans Trust Fund Auth 5% 12/15/2033	2,850,000	3,075,681
New Jersey Trans Trust Fund Auth 5% 6/15/2037	10,000,000	11,325,693
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	15,000,000	15,888,668
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	10,000,000	10,537,857
New Jersey Trans Trust Fund Auth Series 2009A, 0% 12/15/2032 (d)	1,925,000	1,549,745
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2038	1,035,000	1,041,020
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	780,000	799,280
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	750,000	725,874
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	6,440,000	7,037,484
Newark NJ Bd of Ed Bd 4% 7/15/2036 (Build America Mutual Assurance Co Insured)	775,000	802,957
Newark NJ Bd of Ed Bd 4% 7/15/2037 (Build America Mutual Assurance Co Insured)	725,000	747,003
Newark NJ Bd of Ed Bd 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	300,000	316,909
Newark NJ Bd of Ed Bd 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	300,000	323,143
Newark NJ Bd of Ed Bd 5% 7/15/2030 (Build America Mutual Assurance Co Insured)	300,000	329,409
Newark NJ Bd of Ed Bd 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	375,000	418,907
Newark NJ Bd of Ed Bd 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	400,000	447,176
Newark NJ Bd of Ed Bd 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	500,000	555,800
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2026	1,745,000	1,766,471
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2027	2,200,000	2,270,737
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2028	1,600,000	1,682,711
Newark NJ Gen. Oblig. Series 2025A, 5% 7/15/2029	1,100,000	1,177,793
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2032	455,000	418,403
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2033	1,170,000	1,057,099
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2033	685,000	606,251
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2034	1,840,000	1,592,006
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2036	1,230,000	1,013,369
Piscataway Twp NJ Gen. Oblig. 2% 10/15/2034	1,485,000	1,293,354
Princeton NJ Gen. Oblig. 2.5% 9/15/2032	835,000	793,527
Rahway NJ Sch Dist 2.125% 7/15/2032	2,400,000	2,170,411
Rahway NJ Sch Dist 2.125% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,110,000	895,419
Rahway NJ Sch Dist 2.125% 7/15/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,100,758
River Vale Township School District 2% 6/15/2030	1,020,000	956,679
Rumson Boro School District 2% 7/15/2034	680,000	594,891
Rumson Boro School District 2% 7/15/2035	865,000	740,992
Rumson Boro School District 2% 7/15/2036	1,185,000	990,430
Rutherford NJ Brd Ed Series 2019, 2.75% 12/15/2036	1,195,000	1,065,658
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2033	1,925,000	1,690,140
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2034	1,935,000	1,665,165
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2029 (b)	955,000	989,954
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2031 (b)	1,950,000	2,019,060
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2033 (b)	750,000	773,857
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2035 (b)	2,000,000	2,057,923
Washington Twp NJ Ban Gen. Oblig. 2% 5/15/2033	1,000,000	895,058
Washington Twp NJ Brd Ed Series 2023, 3.125% 8/15/2035	1,515,000	1,502,157
West Windsor Plains NJ Reg Sch 2.25% 8/1/2034	3,635,000	3,275,243
		242,395,658
Health Care - 5.4%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	1,250,000	973,725
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (e)(f)	983,042	694,653
New Jersey Health Care (AHS Hospital Corp Proj.) 5% 7/1/2031	400,000	410,402
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2046	7,140,000	5,630,714
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2035	750,000	779,529
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2037	700,000	721,095
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2033	1,420,000	1,560,321
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2034	1,250,000	1,369,909
New Jersey Health Care (Hunterdon Medical Center Proj.) 4% 7/1/2045	1,300,000	1,220,520
New Jersey Health Care (Inspira Health Proj.) Series 2024A, 4.125% 7/1/2054	6,000,000	5,506,858
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2027	735,000	761,102
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2028	1,000,000	1,059,503
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2029	455,000	492,231
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	425,000	369,886
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2026	800,000	805,353
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	100,000	101,196
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 3% 7/1/2049	10,405,000	8,109,303
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 5% 7/1/2034	960,000	1,025,948
New Jersey Health Care (Virtua Health Proj.) 1.4% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (c)	2,575,000	2,575,000
		34,167,248
Housing - 4.4%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 1.75% 4/1/2030	900,000	839,016
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 10/1/2028	480,000	507,195
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2028	300,000	314,048
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2029	500,000	531,691
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2022 I, 5% 10/1/2053	2,700,000	2,790,041
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 6.5% 4/1/2056	3,000,000	3,367,886
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2028 (b)	1,875,000	1,941,698
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2029 (b)	1,950,000	2,034,768
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2030 (b)	2,045,000	2,147,638
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2029 (b)	1,885,000	1,960,009
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2030 (b)	2,000,000	2,094,013
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.95% 11/1/2027	625,000	620,860
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 2.95% 5/1/2027	580,000	576,375
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 3% 11/1/2028	790,000	782,112
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 1, 3% 5/1/2028	765,000	760,967
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.9% 11/1/2027	3,750,000	3,725,139
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.95% 5/1/2028	3,150,000	3,133,385
		28,126,841
Special Tax - 1.9%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 4% 11/1/2044 (Assured Guaranty Inc Insured)	3,000,000	2,852,452
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2027 (Assured Guaranty Inc Insured)	750,000	779,334
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2028 (Assured Guaranty Inc Insured)	1,000,000	1,059,137
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2027 (Assured Guaranty Inc Insured)	300,000	311,734
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2028 (Assured Guaranty Inc Insured)	350,000	370,698
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2037 (Assured Guaranty Inc Insured)	750,000	837,852
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2044 (Assured Guaranty Inc Insured)	900,000	946,718
NJ Eda Motor Vehicle Series 2017A, 3.125% 7/1/2029	1,335,000	1,311,315
NJ Eda Motor Vehicle Series 2017A, 3.375% 7/1/2030	3,705,000	3,657,593
		12,126,833
Tobacco Bonds - 1.3%
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,000,000	1,031,307
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	2,000,000	2,102,865
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,250,000	5,096,536
		8,230,708
Transportation - 7.6%
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2034 (b)	1,500,000	1,502,517
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	750,000	757,963
New Jersey Turnpike Authority Series 2024 B, 5.25% 1/1/2049	5,000,000	5,360,177
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	6,035,000	6,439,213
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	5,385,000	5,727,293
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	5,000,000	5,408,385
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2037 (b)	1,955,000	1,984,023
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2028 (Assured Guaranty Inc Insured)	200,000	213,411
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,627,705
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2032 (Assured Guaranty Inc Insured)	1,230,000	1,331,066
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2033 (Assured Guaranty Inc Insured)	750,000	809,418
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045	7,000,000	7,180,680
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,065,007
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2038 (Build America Mutual Assurance Co Insured)	2,000,000	2,061,074
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,042,478
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,141,237
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2037 (Build America Mutual Assurance Co Insured)	750,000	848,650
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,122,455
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,112,586
		48,735,338
Water & Sewer - 0.4%
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 4% 8/1/2059 (b)	1,000,000	875,722
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 5% 8/1/2059 (b)	1,000,000	1,017,903
Rahway Vy NJ Sew Auth Swr Rev 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (d)	1,375,000	982,201
		2,875,826
TOTAL NEW JERSEY		478,711,838
New Jersey,New York - 15.3%
Transportation - 15.3%
Port Auth NY & NJ 4% 7/15/2037 (b)	1,000,000	1,005,935
Port Auth NY & NJ 4% 7/15/2045 (b)	1,500,000	1,386,772
Port Auth NY & NJ 4% 7/15/2050 (b)	1,215,000	1,093,352
Port Auth NY & NJ 5% 1/15/2047 (b)	6,000,000	6,137,608
Port Auth NY & NJ 5% 10/15/2033 (b)	9,195,000	10,335,865
Port Auth NY & NJ 5% 7/15/2035 (b)	2,500,000	2,655,785
Port Auth NY & NJ 5% 9/15/2028 (b)	4,000,000	4,152,866
Port Auth NY & NJ 5% 9/15/2029 (b)	1,750,000	1,818,987
Port Auth NY & NJ 5% 9/15/2034 (b)	5,000,000	5,183,329
Port Auth NY & NJ Series 197, 5% 11/15/2032 (b)	5,000,000	5,074,580
Port Auth NY & NJ Series 214, 5% 9/1/2030 (b)	250,000	265,792
Port Auth NY & NJ Series 214, 5% 9/1/2036 (b)	6,785,000	7,102,789
Port Auth NY & NJ Series 218, 5% 11/1/2044 (b)	1,420,000	1,450,742
Port Auth NY & NJ Series 223, 4% 7/15/2034 (b)	2,000,000	2,052,647
Port Auth NY & NJ Series 223, 4% 7/15/2035 (b)	2,250,000	2,294,346
Port Auth NY & NJ Series 223, 4% 7/15/2036 (b)	1,350,000	1,365,734
Port Auth NY & NJ Series 223, 4% 7/15/2037 (b)	2,750,000	2,769,506
Port Auth NY & NJ Series 223, 4% 7/15/2038 (b)	6,000,000	6,014,322
Port Auth NY & NJ Series 223, 4% 7/15/2039 (b)	4,000,000	4,002,470
Port Auth NY & NJ Series 223, 5% 7/15/2056 (b)	3,500,000	3,608,420
Port Auth NY & NJ Series 227, 2% 10/1/2031 (b)	2,685,000	2,383,084
Port Auth NY & NJ Series 227, 2% 10/1/2033 (b)	770,000	650,432
Port Auth NY & NJ Series 238, 5% 7/15/2035 (b)	3,525,000	3,903,292
Port Auth NY & NJ Series 238, 5% 7/15/2036 (b)	3,430,000	3,771,225
Port Auth NY & NJ Series 238, 5% 7/15/2037 (b)	1,765,000	1,927,739
Port Auth NY & NJ Series 238, 5% 7/15/2038 (b)	3,235,000	3,507,158
Port Auth NY & NJ Series 238, 5% 7/15/2039 (b)	1,685,000	1,816,123
Port Auth NY & NJ Series 246, 5% 9/1/2033 (b)	7,975,000	8,956,577
Port Auth NY & NJ Series 246, 5% 9/1/2041 (b)	1,400,000	1,485,889
		98,173,366
TOTAL NEW JERSEY,NEW YORK		98,173,366
New Jersey,Pennsylvania - 2.6%
Transportation - 2.6%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,200,000	1,262,247
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2038	3,170,000	3,619,172
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2039	5,250,000	5,953,839
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2040	4,750,000	5,341,951
Delaware Rvr Jt Toll Brg PA NJ Series 2019 A, 5% 7/1/2044	700,000	724,126
		16,901,335
TOTAL NEW JERSEY,PENNSYLVANIA		16,901,335
Puerto Rico - 1.1%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	1,552,650	1,117,580
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	545,000	578,407
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,300,000	1,431,168
		3,127,155
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	195,000	176,878
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	860,000	915,943
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	125,000	133,946
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2034	110,000	116,715
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2035	480,000	507,143
		1,850,625
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (d)	1,465,000	1,200,541
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	645,000	667,143
TOTAL PUERTO RICO		6,845,464
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	1,055,000	1,168,884
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	1,645,000	1,825,934
		2,994,818
TOTAL VIRGIN ISLANDS		2,994,818
TOTAL MUNICIPAL SECURITIES (Cost $604,253,722)		615,085,751

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $17,043,645)	2.89	17,040,237	17,043,645

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $621,297,367)	632,129,396
NET OTHER ASSETS (LIABILITIES) - 1.3%	8,318,678
NET ASSETS - 100.0%	640,448,074

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Zero coupon bond which is issued at a discount.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,335,521 or 0.4% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	20,082,663	141,324,585	144,363,603	575,916	-	-	17,043,645	17,040,237	0.5%
Total	20,082,663	141,324,585	144,363,603	575,916	-	-	17,043,645

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	96,993,863	-	96,993,863	-
Electric Utilities	5,059,523	-	5,059,523	-
General Obligations	245,522,813	-	245,522,813	-
Health Care	36,017,873	-	36,017,873	-
Housing	28,126,841	-	28,126,841	-
Special Tax	17,320,281	-	17,320,281	-
Tobacco Bonds	8,230,708	-	8,230,708	-
Transportation	171,615,585	-	171,615,585	-
Water & Sewer	6,198,264	-	6,198,264	-

Money Market Funds	17,043,645	17,043,645	-	-
Total Investments in Securities:	632,129,396	17,043,645	615,085,751	-
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $604,253,722)	$615,085,751
Fidelity Central Funds (cost $17,043,645)	17,043,645

Total Investment in Securities (cost $621,297,367)		$632,129,396
Cash		127,143
Receivable for fund shares sold		1,046,810
Interest receivable		8,155,179
Distributions receivable from Fidelity Central Funds		33,040
Prepaid expenses		496
Other receivables		16
Total assets		641,492,080
Liabilities
Payable for fund shares redeemed	$89,523
Distributions payable	679,459
Accrued management fee	227,806
Other payables and accrued expenses	47,218
Total liabilities		1,044,006
Net Assets		$640,448,074
Net Assets consist of:
Paid in capital		$634,144,486
Total accumulated earnings (loss)		6,303,588
Net Assets		$640,448,074
Net Asset Value, offering price and redemption price per share ($640,448,074 ÷ 54,576,062 shares)		$11.73
Statement of Operations
Year ended November 30, 2025
Investment Income
Interest		$20,694,378
Income from Fidelity Central Funds		575,746
Total income		21,270,124
Expenses
Management fee	$2,517,722
Custodian fees and expenses	7,078
Independent trustees' fees and expenses	1,508
Registration fees	30,796
Audit fees	50,514
Legal	3,760
Miscellaneous	2,080
Total expenses before reductions	2,613,458
Expense reductions	(259)
Total expenses after reductions		2,613,199
Net Investment income (loss)		18,656,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	531,755
Capital gain distributions from Fidelity Central Funds	170
Total net realized gain (loss)		531,925
Change in net unrealized appreciation (depreciation) on investment securities		1,797,513
Net gain (loss)		2,329,438
Net increase (decrease) in net assets resulting from operations		$20,986,363
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,656,925	$16,341,400
Net realized gain (loss)	531,925	351,425
Change in net unrealized appreciation (depreciation)	1,797,513	12,073,033
Net increase (decrease) in net assets resulting from operations	20,986,363	28,765,858
Distributions to shareholders	(17,635,897)	(15,588,511)

Share transactions
Proceeds from sales of shares	181,495,815	105,573,394
Reinvestment of distributions	10,020,484	9,559,182
Cost of shares redeemed	(109,795,278)	(90,458,210)

Net increase (decrease) in net assets resulting from share transactions	81,721,021	24,674,366
Total increase (decrease) in net assets	85,071,487	37,851,713

Net Assets
Beginning of period	555,376,587	517,524,874
End of period	$640,448,074	$555,376,587

Other Information
Shares
Sold	15,841,006	9,108,222
Issued in reinvestment of distributions	871,819	825,073
Redeemed	(9,601,189)	(7,809,906)
Net increase (decrease)	7,111,636	2,123,389

Financial Highlights
Fidelity® New Jersey Municipal Income Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$11.41	$11.14	$12.62	$12.48
Income from Investment Operations
Net investment income (loss) A,B	.366	.355	.316	.263	.249
Net realized and unrealized gain (loss)	.010	.274	.261	(1.417)	.194
Total from investment operations	.376	.629	.577	(1.154)	.443
Distributions from net investment income	(.345)	(.338)	(.307)	(.263)	(.249)
Distributions from net realized gain	(.001)	(.001)	-	(.063)	(.054)
Total distributions	(.346)	(.339)	(.307)	(.326)	(.303)
Net asset value, end of period	$11.73	$11.70	$11.41	$11.14	$12.62
Total Return C	3.32%	5.58%	5.25%	(9.22)%	3.58%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.48%	.48%	.47%
Expenses net of fee waivers, if any	.45%	.45%	.48%	.47%	.47%
Expenses net of all reductions, if any	.45%	.45%	.48%	.47%	.47%
Net investment income (loss)	3.19%	3.07%	2.81%	2.28%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$640,448	$555,377	$517,525	$507,328	$717,965
Portfolio turnover rate F	12%	12%	29%	14%	12%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity New Jersey Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Court Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,318,624
Gross unrealized depreciation	(10,197,916)
Net unrealized appreciation (depreciation)	$13,120,708
Tax Cost	$619,008,688

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(6,817,121)
Net unrealized appreciation (depreciation) on securities and other investments	$13,120,708

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(28,516)
Long-term	(6,788,605)
Total capital loss carryforward	$(6,817,121)

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Tax-exempt Income	17,588,183	15,543,426
Ordinary Income	$47,714	$ 45,085
Total	$17,635,897	$ 15,588,511

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Jersey Municipal Income Fund	160,120,979	67,443,843
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity New Jersey Municipal Income Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity New Jersey Municipal Income Fund	.43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Jersey Municipal Income Fund	13,235,917	24,325,064	293,381
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity New Jersey Municipal Income Fund	782
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $259.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Court Street Trust and Shareholders of Fidelity New Jersey Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity New Jersey Municipal Income Fund (one of the funds constituting Fidelity Court Street Trust, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 24.47% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Jersey Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board recognized that the income-based component of the fund's management fee, which no competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.539150.128
NJN-ANN-0126
Fidelity® Connecticut Municipal Income Fund

Annual Report
November 30, 2025
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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Connecticut Municipal Income Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Municipal Securities - 91.2%
	Principal Amount (a)	Value ($)
Connecticut - 88.1%
Education - 11.9%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2036	250,000	255,084
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2037	260,000	263,580
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2041	1,195,000	1,192,105
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2030	100,000	110,007
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2031	100,000	111,878
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2032	255,000	288,393
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2033	150,000	171,504
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2034	100,000	114,875
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2035	100,000	115,318
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2036	200,000	229,195
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2037	210,000	238,463
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2038	175,000	197,909
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2039	500,000	562,995
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2040	300,000	335,590
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2041	350,000	388,130
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2042	300,000	328,614
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2043	375,000	404,900
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2044	370,000	396,032
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5% 7/1/2045	500,000	531,287
Connecticut St Health & Edl Facs Auth Revenue (Fairfield Univ, CT Proj.) Series V, 5.3% 7/1/2047	1,000,000	1,076,438
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2034	1,175,000	1,356,501
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2035	1,000,000	1,159,462
Connecticut St Health & Edl Facs Auth Revenue (Quinnipiac University, CT Proj.) Series O, 5% 7/1/2036	375,000	430,741
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2036	1,000,000	1,070,969
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	1,750,000	1,865,136
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	2,830,000	2,990,949
Connecticut St Health & Edl Facs Auth Revenue (Taft School, CT Proj.) 3% 7/1/2041	1,340,000	1,177,225
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2037	1,000,000	1,068,959
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2038	1,045,000	1,112,432
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2039	1,595,000	1,691,524
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	1,125,000	1,185,624
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,850,000	1,599,065
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	433,509
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2031	500,000	506,376
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	550,000	555,903
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	720,000	725,024
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	675,000	678,434
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2030	2,400,000	2,477,708
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2031	1,825,000	1,884,204
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2032	1,000,000	1,031,884
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	80,000	82,576
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	1,150,000	1,185,468
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	350,000	360,845
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2030	1,100,000	1,134,753
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2031	1,300,000	1,341,356
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2032	1,050,000	1,082,161
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2033	700,000	720,340
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	750,000	771,067
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	250,000	254,940
		39,247,432
Escrowed/Pre-Refunded - 0.0%
Connecticut St Hr Ed Supp Loan Series 2020 D, 5% 11/15/2026 (Escrowed to Maturity)	180,000	184,063
New Haven CT Gen. Oblig. Series 2016 A, 5% 8/15/2027 (Pre-refunded to 8/15/2026 at 100)	35,000	35,594
		219,657
General Obligations - 45.2%
Branford CT Series 2019, 2.25% 10/15/2034	2,400,000	2,171,643
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,070,514
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,055,649
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,047,413
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2038	800,000	813,502
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2041	1,050,000	1,051,658
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2046	375,000	358,131
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2051	575,000	527,179
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2035	450,000	495,202
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,137,200
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	300,000	346,190
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	250,000	286,555
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	775,000	882,165
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,122,344
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	300,000	334,217
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,000,000	1,102,063
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,353,814
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2031 (Assured Guaranty Inc Insured)	1,000,000	1,016,223
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2032 (Assured Guaranty Inc Insured)	3,090,000	3,138,223
Brookfield CT Series 2020, 2% 8/15/2035	365,000	315,834
Connecticut St Gen. Oblig. 2% 1/15/2038	320,000	251,071
Connecticut St Gen. Oblig. 3% 1/15/2039	5,500,000	5,083,025
Connecticut St Gen. Oblig. 3% 6/1/2039	1,400,000	1,276,851
Connecticut St Gen. Oblig. 3% 6/1/2040	3,380,000	3,009,431
Connecticut St Gen. Oblig. 4% 1/15/2034	400,000	424,041
Connecticut St Gen. Oblig. 5% 4/15/2030	2,500,000	2,641,120
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2031	725,000	768,557
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	2,000,000	2,138,498
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2036	2,300,000	2,449,885
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2032	335,000	336,845
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,000,000	2,978,199
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,850,000	1,822,016
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	9,130,000	8,912,615
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	2,875,000	2,742,635
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2038	1,000,000	936,205
Connecticut St Gen. Oblig. Series 2023 A, 5% 5/15/2027	900,000	931,871
Connecticut St Gen. Oblig. Series 2023 B, 5% 8/1/2027	1,835,000	1,909,328
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2029	2,000,000	2,147,343
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2030	1,335,000	1,462,662
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	2,000,000	2,106,811
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2029	1,855,000	1,997,059
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2030	2,500,000	2,746,429
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2029	1,625,000	1,755,645
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2030	1,000,000	1,102,445
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2031	1,000,000	1,123,660
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2032	1,250,000	1,426,310
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2033	500,000	577,493
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2034	500,000	583,902
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2035	1,000,000	1,160,515
Connecticut St Gen. Oblig. Series 2024 E, 5% 9/1/2031	3,000,000	3,390,268
Connecticut St Gen. Oblig. Series 2024 F, 5% 11/15/2031	2,500,000	2,835,032
Connecticut St Gen. Oblig. Series 2025 D, 5% 8/15/2030	8,000,000	8,872,912
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 3% 11/1/2033	1,000,000	985,808
Connecticut St Hr Ed Supp Loan 5% 11/15/2026 (Connecticut St Guaranteed) (b)	600,000	608,689
Connecticut St Hr Ed Supp Loan 5% 11/15/2027 (Connecticut St Guaranteed) (b)	610,000	625,391
Connecticut St Hr Ed Supp Loan 5% 11/15/2028 (Connecticut St Guaranteed) (b)	525,000	547,725
Connecticut St Hr Ed Supp Loan 5% 11/15/2029 (Connecticut St Guaranteed) (b)	490,000	513,418
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2026 (Connecticut St Guaranteed) (b)	400,000	406,737
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2027 (Connecticut St Guaranteed) (b)	665,000	685,459
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2028 (Connecticut St Guaranteed) (b)	1,020,000	1,065,903
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2029 (Connecticut St Guaranteed) (b)	1,080,000	1,142,210
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2030 (Connecticut St Guaranteed) (b)	1,075,000	1,150,610
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2031 (Connecticut St Guaranteed) (b)	750,000	811,068
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2032 (Connecticut St Guaranteed) (b)	725,000	780,466
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2033 (Connecticut St Guaranteed) (b)	540,000	581,838
Danbury CT Gen. Oblig. Series 2019 B, 2.25% 11/1/2032	50,000	46,330
East Lyme CT Gen. Oblig. 3% 7/15/2038	530,000	483,506
Hamden CT Gen. Oblig. Series 2017 A, 5% 8/15/2027 (Build America Mutual Assurance Co Insured)	1,000,000	1,035,988
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2031	1,000,000	1,059,525
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2032	1,250,000	1,321,652
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2033	1,000,000	1,055,275
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2034	1,000,000	1,053,276
Meriden CT Gen. Oblig. 3% 6/15/2035	1,165,000	1,139,747
Meriden CT Gen. Oblig. 3.25% 6/15/2036	565,000	558,469
Meriden CT Gen. Oblig. Series 2020 B, 2% 7/1/2036	680,000	554,598
Milford CT Gen. Oblig. 2% 11/1/2033	330,000	294,064
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2035	1,285,000	1,097,115
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2036	1,285,000	1,068,091
Naugatuck Conn Ctfs Partn (Naugatuck CT Proj.) Series 2021 A, 4% 8/15/2038 (b)	3,330,000	3,334,259
New Britain Conn Gen. Oblig. Series 2015A, 5% 3/1/2030 (Build America Mutual Assurance Co Insured)	600,000	601,010
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2032 (Assured Guaranty Inc Insured)	1,635,000	1,679,267
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2033 (Assured Guaranty Inc Insured)	1,900,000	1,950,250
New Britain Conn Gen. Oblig. Series 2020 A, 3% 9/1/2044 (Assured Guaranty Inc Insured)	1,985,000	1,606,510
New Haven CT Gen. Oblig. 5% 8/15/2028 (Assured Guaranty Inc Insured)	1,500,000	1,523,748
New Haven CT Gen. Oblig. 5% 8/15/2030 (Assured Guaranty Inc Insured)	1,000,000	1,015,014
New Haven CT Gen. Oblig. 5% 8/15/2034 (Assured Guaranty Inc Insured)	1,000,000	1,013,746
New Haven CT Gen. Oblig. 5% 8/15/2035 (Assured Guaranty Inc Insured)	1,000,000	1,012,933
New Haven CT Gen. Oblig. Series 2021 A, 4% 8/1/2032	950,000	982,840
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	400,000	447,438
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	550,000	610,337
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	300,000	330,087
New Haven CT Gen. Oblig. Series 2023, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,900,000	2,041,662
New Haven CT Gen. Oblig. Series 2025, 5% 8/1/2028	2,000,000	2,115,644
Rocky Hill Conn Gen. Oblig. Series 2019, 3% 1/15/2036	1,225,000	1,170,159
South Windsor Conn 3% 2/1/2036	765,000	756,070
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2027 (Build America Mutual Assurance Co Insured)	1,990,000	2,044,180
University Connecticut (Connecticut St Proj.) Series 2018 A, 5% 4/15/2028	4,400,000	4,648,017
University Connecticut Series 2023 A, 5% 8/15/2029	1,500,000	1,629,517
University Connecticut Series 2023 A, 5% 8/15/2030	1,325,000	1,469,824
West Haven CT Gen. Oblig. Series 2017 A, 5% 11/1/2026	635,000	646,436
West Haven CT Gen. Oblig. Series 2017 B, 5% 11/1/2032	400,000	413,636
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2041	1,125,000	1,104,078
West Haven CT Gen. Oblig. Series 2024, 4% 2/15/2044 (Build America Mutual Assurance Co Insured)	300,000	290,117
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2027 (Build America Mutual Assurance Co Insured)	400,000	410,472
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2029 (Build America Mutual Assurance Co Insured)	500,000	533,487
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2031 (Build America Mutual Assurance Co Insured)	450,000	497,061
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2033 (Build America Mutual Assurance Co Insured)	450,000	509,937
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	300,000	342,635
		148,929,727
Health Care - 12.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(d)	6,000,000	3,300,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2038	900,000	980,775
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2039	1,360,000	1,475,345
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2040	1,300,000	1,404,590
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5.25% 7/15/2048	1,190,000	1,259,119
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2029 (c)	1,055,000	1,086,617
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2030 (c)	275,000	283,413
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2034 (c)	695,000	711,518
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2039 (c)	2,600,000	2,617,867
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (c)	1,000,000	943,321
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	1,250,000	1,220,650
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	1,800,000	1,688,627
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2021A, 3% 7/1/2039	5,000,000	4,376,521
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2038	250,000	250,942
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,365,000	1,207,186
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	310,000	312,916
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2029	1,290,000	1,360,324
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2026	1,175,000	1,179,326
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2027	700,000	708,766
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	2,600,000	2,584,363
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2040	3,300,000	3,222,205
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2042	1,750,000	1,655,525
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Corp Proj.) Series E, 5% 7/1/2028	1,250,000	1,253,338
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	6,000,000	5,457,452
		40,540,706
Housing - 8.2%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 3.5% 5/15/2039 (b)	60,000	59,874
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2026 (b)	840,000	852,617
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2027 (b)	860,000	886,409
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2028 (b)	225,000	234,977
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2027 (b)	1,890,000	1,933,227
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2028 (b)	615,000	637,745
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2018 E 1, 4.25% 5/15/2042	515,000	518,427
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	1,505,000	1,516,627
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 F 1, 3.5% 11/15/2043	1,215,000	1,210,709
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020A 2, 2.2% 5/15/2031 (b)	1,350,000	1,217,336
Conn St Hsg Fin Auth Series 2019 SUB E 1, 2.85% 11/15/2039	1,000,000	880,845
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,440,000	1,417,949
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2028 (b)	580,000	605,718
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2026 (b)	1,820,000	1,833,734
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2027 (b)	800,000	818,297
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2029 (b)	1,115,000	1,170,602
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2020C 1, 1.95% 11/15/2035	1,520,000	1,267,010
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.3% 5/15/2030	2,000,000	1,819,837
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.6% 5/15/2032	1,500,000	1,288,655
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A SUB A3, 1.6% 5/15/2032	2,240,000	1,950,476
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3% 11/15/2038	1,230,000	1,133,590
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	685,000	680,610
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (e)	3,000,000	3,001,110
		26,936,381
Special Tax - 10.0%
Connecticut St Spl Tax Oblig 5% 1/1/2028	1,600,000	1,679,232
Connecticut St Spl Tax Oblig 5% 1/1/2030	3,500,000	3,831,564
Connecticut St Spl Tax Oblig 5% 1/1/2031	3,410,000	3,809,249
Connecticut St Spl Tax Oblig 5% 1/1/2032	2,500,000	2,839,076
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2028	1,000,000	1,057,318
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	1,000,000	1,107,916
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2041	12,800,000	14,223,256
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (c)	2,000,000	2,027,877
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2031 (c)	390,000	395,786
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (c)	485,000	485,443
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2041 (c)	660,000	627,642
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (c)	1,225,000	1,053,418
		33,137,777
Transportation - 0.5%
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 4% 7/1/2049 (b)	2,000,000	1,771,206
Water & Sewer - 0.0%
Greater New Haven Wtr Poll Ctl Auth CT Regl Wstwtr Sys Rev Series 2005 A, 5% 8/15/2035 (National Public Finance Guarantee Corporation Insured)	10,000	10,009
TOTAL CONNECTICUT		290,792,895
Guam - 1.7%
Special Tax - 1.3%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2030	655,000	701,404
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	1,045,000	1,134,337
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2033	2,195,000	2,433,340
		4,269,081
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2033	1,215,000	1,353,789
TOTAL GUAM		5,622,870
Puerto Rico - 0.9%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	863,283	621,381
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	310,000	329,002
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	735,000	809,161
		1,759,544
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (f)	945,000	774,410
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	335,000	346,501
TOTAL PUERTO RICO		2,880,455
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2031	555,000	601,679
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037	870,000	965,692
		1,567,371
TOTAL VIRGIN ISLANDS		1,567,371
TOTAL MUNICIPAL SECURITIES (Cost $304,912,846)		300,863,591

Money Market Funds - 7.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $25,352,713)	2.89	25,347,644	25,352,713

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $330,265,559)	326,216,304
NET OTHER ASSETS (LIABILITIES) - 1.1%	3,732,726
NET ASSETS - 100.0%	329,949,030

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,879,403 or 4.2% of net assets.

(d)	Level 3 security.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Zero coupon bond which is issued at a discount.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	21,076,941	72,108,892	67,833,120	334,672	-	-	25,352,713	25,347,644	0.8%
Total	21,076,941	72,108,892	67,833,120	334,672	-	-	25,352,713

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	39,247,432	-	39,247,432	-
Escrowed/Pre-Refunded	219,657	-	219,657	-
General Obligations	150,689,271	-	150,689,271	-
Health Care	40,540,706	-	37,240,706	3,300,000
Housing	26,936,381	-	26,936,381	-
Special Tax	38,181,268	-	38,181,268	-
Transportation	3,338,577	-	3,338,577	-
Water & Sewer	1,710,299	-	1,710,299	-

Money Market Funds	25,352,713	25,352,713	-	-
Total Investments in Securities:	326,216,304	25,352,713	297,563,591	3,300,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2025 ($)
Municipal Securities	3,900,000	-	(565,084)	-	-	(34,916)	-	-	3,300,000	(565,084)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $304,912,846)	$300,863,591
Fidelity Central Funds (cost $25,352,713)	25,352,713

Total Investment in Securities (cost $330,265,559)		$326,216,304
Cash		76,194
Receivable for fund shares sold		256,550
Interest receivable		3,868,900
Distributions receivable from Fidelity Central Funds		39,332
Prepaid expenses		259
Other receivables		65
Total assets		330,457,604
Liabilities
Payable for fund shares redeemed	$148,344
Distributions payable	193,116
Accrued management fee	117,054
Audit fee payable	49,074
Other payables and accrued expenses	986
Total liabilities		508,574
Net Assets		$329,949,030
Net Assets consist of:
Paid in capital		$335,674,250
Total accumulated earnings (loss)		(5,725,220)
Net Assets		$329,949,030
Net Asset Value, offering price and redemption price per share ($329,949,030 ÷ 29,736,512 shares)		$11.10
Statement of Operations
Year ended November 30, 2025
Investment Income
Interest		$9,816,361
Income from Fidelity Central Funds		334,426
Total income		10,150,787
Expenses
Management fee	$1,340,364
Custodian fees and expenses	4,872
Independent trustees' fees and expenses	816
Registration fees	32,384
Audit fees	54,515
Legal	14,047
Miscellaneous	993
Total expenses before reductions	1,447,991
Expense reductions	(120)
Total expenses after reductions		1,447,871
Net Investment income (loss)		8,702,916
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(241,297)
Capital gain distributions from Fidelity Central Funds	246
Total net realized gain (loss)		(241,051)
Change in net unrealized appreciation (depreciation) on investment securities		1,770,804
Net gain (loss)		1,529,753
Net increase (decrease) in net assets resulting from operations		$10,232,669
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,702,916	$8,287,296
Net realized gain (loss)	(241,051)	(425,165)
Change in net unrealized appreciation (depreciation)	1,770,804	6,498,094
Net increase (decrease) in net assets resulting from operations	10,232,669	14,360,225
Distributions to shareholders	(8,157,053)	(7,851,773)

Share transactions
Proceeds from sales of shares	64,179,757	73,845,915
Reinvestment of distributions	5,878,469	5,928,073
Cost of shares redeemed	(59,320,954)	(67,904,382)

Net increase (decrease) in net assets resulting from share transactions	10,737,272	11,869,606
Total increase (decrease) in net assets	12,812,888	18,378,058

Net Assets
Beginning of period	317,136,142	298,758,084
End of period	$329,949,030	$317,136,142

Other Information
Shares
Sold	5,911,135	6,751,970
Issued in reinvestment of distributions	540,305	542,322
Redeemed	(5,467,183)	(6,202,331)
Net increase (decrease)	984,257	1,091,961

Financial Highlights
Fidelity® Connecticut Municipal Income Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$10.80	$10.68	$11.94	$11.96
Income from Investment Operations
Net investment income (loss) A,B	.304	.299	.274	.246	.247
Net realized and unrealized gain (loss)	.051	.214	.112	(1.232)	.035
Total from investment operations	.355	.513	.386	(.986)	.282
Distributions from net investment income	(.284)	(.283)	(.266)	(.244)	(.247)
Distributions from net realized gain	(.001)	-	-	(.030)	(.055)
Total distributions	(.285)	(.283)	(.266)	(.274)	(.302)
Net asset value, end of period	$11.10	$11.03	$10.80	$10.68	$11.94
Total Return C	3.30%	4.81%	3.67%	(8.31)%	2.39%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.47%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.46%	.47%	.49%	.49%	.48%
Expenses net of all reductions, if any	.46%	.47%	.49%	.49%	.48%
Net investment income (loss)	2.79%	2.74%	2.56%	2.23%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$329,949	$317,136	$298,758	$306,362	$358,584
Portfolio turnover rate F	12%	20%	15%	13%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Connecticut Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Court Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Connecticut.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Municipal Securities	$3,300,000	Recovery value	Discount rate	3.6%	Decrease
			Term	20.0	Increase
			Debt expense rate	0.8%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,994,661
Gross unrealized depreciation	(8,790,118)
Net unrealized appreciation (depreciation)	$(2,795,457)
Tax Cost	$329,011,761

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$6,472
Capital loss carryforward	$(2,936,235)
Net unrealized appreciation (depreciation) on securities and other investments	$(2,795,457)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(136,059)
Long-term	(2,800,176)
Total capital loss carryforward	$(2,936,235)

The tax character of distributions paid was as follows:
	November 30, 2025	November 30, 2024
Tax-exempt Income	$8,128,694	$7,851,773
Ordinary Income	28,359	-
Total	$8,157,053	$ 7,851,773

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Connecticut Municipal Income Fund	45,983,370	36,014,511
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Connecticut Municipal Income Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Connecticut Municipal Income Fund	.43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Connecticut Municipal Income Fund	426
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $120.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Court Street Trust and Shareholders of Fidelity Connecticut Municipal Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Connecticut Municipal Income Fund (one of the funds constituting Fidelity Court Street Trust, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 8.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Connecticut Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board recognized that the income-based component of the fund's management fee, which no competitors have, varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.539232.128
CTF-ANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026